Benefit Plans, Net Periodic Benefit Cost and Other Comprehensive (Loss) Income, Before Income Tax Effects (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member] | U.S. Plans [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	600	600	1,700	2,000	2,542	2,597	2,861
Expected return on plan assets	(1,100)	(1,100)	(3,300)	(3,400)	(4,427)	(4,812)	(4,768)
Amortization of prior-service cost	0	0	0	0	0	0	0
Amortization of net loss					1	1	0
Net periodic benefit cost (income)	0	0	0	0	(1,884)	(2,214)	(1,907)
Loss due to curtailments or settlements					124	0	0
Net periodic benefit cost	(500)	(500)	(1,600)	(1,400)	(1,760)	(2,214)	(1,907)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial (gain) loss					(3,869)	1,246	7,287
Amortization of net actuarial loss					(125)	(1)	0
Prior service cost					0	0	0
Amortization of prior service cost					0	0	0
Effect of foreign currency exchange rate changes					0	0	0
Total recognized in other comprehensive (loss) income					(3,994)	1,245	7,287
Total recognized in net periodic benefit cost and other comprehensive (loss) income					(5,754)	(969)	5,380
Pension Benefits [Member] | Non-U.S. Plans [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	500	400	1,400	1,300	1,608	1,786	1,400
Interest cost	2,000	2,300	5,800	7,300	8,810	9,454	11,729
Expected return on plan assets	(2,700)	(2,800)	(7,700)	(9,000)	(10,885)	(12,984)	(12,904)
Amortization of prior-service cost	0	0	0	0	32	15	11
Amortization of net loss					2,819	1,602	0
Net periodic benefit cost (income)	1,300	700	3,700	2,300	2,384	(127)	236
Loss due to curtailments or settlements					25	0	0
Net periodic benefit cost	1,100	600	3,200	1,900	2,409	(127)	236
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial (gain) loss					29,523	17,104	43,456
Amortization of net actuarial loss					(2,819)	(1,602)	0
Prior service cost					0	316	174
Amortization of prior service cost					(58)	(15)	(11)
Effect of foreign currency exchange rate changes					(8,379)	(4,038)	(3,556)
Total recognized in other comprehensive (loss) income					18,267	11,765	40,063
Total recognized in net periodic benefit cost and other comprehensive (loss) income					20,676	11,638	40,299
Other Postretirement Benefits [Member]
Net Periodic Benefit Cost (Income) [Abstract]
Service cost	0	0	0	0	10	14	16
Interest cost	0	0	100	100	155	153	183
Expected return on plan assets	0	0	0	0	0	0	0
Amortization of prior-service cost	0	0	0	0	0	0	0
Amortization of net loss					0	0	0
Net periodic benefit cost (income)	0	0	0	0	165	167	199
Loss due to curtailments or settlements					0	0	0
Net periodic benefit cost	$ 0	$ 0	$ 100	$ 100	165	167	199
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income [Abstract]
Net actuarial (gain) loss					(26)	(183)	(138)
Amortization of net actuarial loss					0	0	0
Prior service cost					0	0	0
Amortization of prior service cost					0	0	0
Effect of foreign currency exchange rate changes					(3)	5	1
Total recognized in other comprehensive (loss) income					(29)	(178)	(137)
Total recognized in net periodic benefit cost and other comprehensive (loss) income					$ 136	$ (11)	$ 62